SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.8%

Consumer Discretionary – 4.4%
Household Durables - 1.2%
Vistry Group [1]	77,500	$748,530
Specialty Retail - 3.2%
Franchise Group Cl. A	34,900	951,025
USS [1]	56,000	970,668
		1,921,693
Total		2,670,223

Energy – 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Gaztransport Et Technigaz [1]	7,800	799,168
Total		799,168

Financials – 28.9%
Banks - 4.4%
BOK Financial	15,414	1,301,096
First Citizens BancShares Cl. A	1,460	1,420,726
		2,721,822
Capital Markets - 23.0%
Artisan Partners Asset Management Cl. A	25,600	818,688
B3-Brasil, Bolsa, Balcao	336,600	687,352
Bolsa Mexicana de Valores	444,000	949,352
Carlyle Group	76,020	2,361,181
Evercore Cl. A	13,500	1,557,630
KKR & Co.	19,138	1,005,128
Moelis & Company Cl. A	19,359	744,160
NewtekOne	60,500	774,400
SEI Investments	37,900	2,181,145
Sprott	45,280	1,654,738
State Street	16,800	1,271,592
		14,005,366
Insurance - 1.5%
Assured Guaranty	17,900	899,833
Total		17,627,021

Health Care – 3.2%
Health Care Providers & Services - 0.9%
Ensign Group (The)	5,951	568,559
Pharmaceuticals - 2.3%
Recordati Industria Chimica e Farmaceutica [1]	24,210	1,024,619
Santen Pharmaceutical [1]	41,600	354,967
		1,379,586
Total		1,948,145

Industrials – 36.8%
Aerospace & Defense - 4.2%
HEICO Corporation Cl. A	18,800	2,554,920
Building Products - 0.7%
Geberit [1]	800	447,372
Construction & Engineering - 2.2%
Comfort Systems USA	8,959	1,307,656
Electrical Equipment - 2.8%
Hubbell Incorporated	7,060	1,717,768
Ground Transportation - 0.6%
Werner Enterprises	8,643	393,170
Machinery - 11.9%
Graco	25,224	1,841,604
Lincoln Electric Holdings	10,022	1,694,720
Lindsay Corporation	11,530	1,742,529
Spirax-Sarco Engineering [1]	13,478	1,977,943
		7,256,796
Marine Transportation - 2.2%
Clarkson [1]	35,040	1,338,068
Professional Services - 8.0%
KBR	42,860	2,359,443
Korn Ferry	10,023	518,590
ManpowerGroup	19,300	1,592,829
Robert Half International	4,794	386,253
		4,857,115
Trading Companies & Distributors - 4.2%
Applied Industrial Technologies	16,050	2,281,186
FTAI Aviation	10,000	279,600
		2,560,786
Total		22,433,651

Information Technology – 2.1%
Electronic Equipment, Instruments & Components - 1.6%
Vishay Intertechnology	42,497	961,282
Software - 0.5%
SimCorp [1]	4,200	318,120
Total		1,279,402

Materials – 20.7%
Chemicals - 2.6%
Quaker Houghton	6,122	1,211,850
Scotts Miracle-Gro Cl. A	5,000	348,700
		1,560,550
Containers & Packaging - 3.9%
AptarGroup	20,396	2,410,603
Metals & Mining - 14.2%
Franco-Nevada	18,335	2,673,243
Reliance Steel & Aluminum	6,920	1,776,641
Royal Gold	17,500	2,269,925
Worthington Industries	30,000	1,939,500
		8,659,309
Total		12,630,462

Real Estate – 2.4%
Real Estate Management & Development - 1.9%
Kennedy-Wilson Holdings	17,000	282,030
RMR Group (The) Cl. A	32,700	858,048
		1,140,078
Specialized REITs - 0.5%
OUTFRONT Media	17,900	290,517
Total		1,430,595

TOTAL COMMON STOCKS
(Cost $26,936,652)	60,818,667

REPURCHASE AGREEMENT – 0.2%
Fixed Income Clearing Corporation,
1.44% dated 3/31/23, due 4/3/23,
maturity value $157,499 (collateralized
by obligations of U.S. Government
Agencies, 3.875% due 3/31/25, valued at $160,688)
(Cost $157,481)	157,481

TOTAL INVESTMENTS – 100.0%
(Cost $27,094,133)	60,976,148

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.0)%	(21,340)

NET ASSETS – 100.0%	$60,954,808

SCHEDULES OF INVESTMENTS

ROYCE GLOBAL FINANCIAL SERVICES FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.2%

Banks - 14.7%
Bank of N.T. Butterfield & Son	5,805	$156,735
BankUnited	1,000	22,580
BOK Financial	9,405	793,876
Capital City Bank Group	16,988	497,918
Columbia Banking System	10,366	222,040
First Bancorp	1,000	35,520
First Citizens BancShares Cl. A	1,173	1,141,446
Independent Bank Group	1,000	46,350
Popular	14,626	839,679
Valley National Bancorp	5,000	46,200
Veritex Holdings	1,000	18,260
Total		3,820,604

Capital Markets - 52.9%
Ares Management Cl. A	8,883	741,197
Artisan Partners Asset Management Cl. A	7,512	240,234
B3-Brasil, Bolsa, Balcao	183,000	373,694
Canaccord Genuity Group	37,879	306,900
Carlyle Group	21,185	658,006
Charles Schwab	14,671	768,467
Coronation Fund Managers [1]	30,600	51,976
CRISIL [1]	14,000	547,799
Donnelley Financial Solutions [2]	5,128	209,530
Egyptian Financial Group-Hermes Holding
Company 1,[2]	221,749	120,594
GCM Grosvenor Cl. A	21,300	166,353
Intermediate Capital Group [1]	39,111	590,730
JSE [1]	51,000	281,101
KKR & Co.	14,508	761,960
MarketAxess Holdings	1,423	556,806
MarketWise Cl. A [2]	88,300	163,355
Morningstar	1,199	243,433
NZX [1]	580,000	446,483
Onex Corporation	11,615	542,979
Rand Capital	5,000	67,100
Raymond James Financial	2,320	216,386
Rothschild & Co [1]	13,900	701,754
SEI Investments	9,540	549,027
Silvercrest Asset Management Group Cl. A	27,612	501,986
Sprott	36,450	1,332,050
StoneX Group [2]	7,975	825,652
Tel Aviv Stock Exchange 1,[2]	273,000	1,194,548
U.S. Global Investors Cl. A	165,500	436,920
Warsaw Stock Exchange [1]	23,169	193,076
Total		13,790,096

Financial Services - 3.5%
Banco Latinoamericano de Comercio Exterior Cl. E	25,700	446,666
ECN Capital	100,000	207,177
PayPal Holdings [2]	3,466	263,208
Total		917,051

Insurance - 8.4%
Assured Guaranty	7,594	381,750
Axis Capital Holdings	11,554	629,924
E-L Financial	1,327	891,550
James River Group Holdings	13,700	282,905
Total		2,186,129

Metals & Mining - 4.8%
Franco-Nevada	8,571	1,249,652
Total		1,249,652

Professional Services - 0.2%
Quess Corp [1]	8,900	40,471
Total		40,471

Real Estate Management & Development - 9.3%
Altus Group	23,760	1,008,943
FirstService Corporation	7,541	1,063,206
Real Matters [2]	100,000	361,080
Total		2,433,229

Software - 1.3%
Envestnet [2]	6,000	352,020
Total		352,020

Trading Companies & Distributors - 1.1%
FTAI Aviation	10,000	279,600
Total		279,600

TOTAL COMMON STOCKS
(Cost $15,413,656)		25,068,852

DIVERSIFIED INVESTMENT COMPANIES – 2.0%
Closed-End Funds - 1.0%
Eagle Point Income	19,341	272,902
Total		272,902

Financial Services - 1.0%
Financial Select Sector SPDR Fund	8,022	257,907
Total		257,907

TOTAL DIVERSIFIED INVESTMENT COMPANIES
(Cost $629,774)		530,809

REPURCHASE AGREEMENT – 1.7%
Fixed Income Clearing Corporation,
1.44% dated 3/31/23, due 4/3/23,
maturity value $453,013 (collateralized
by obligations of U.S. Government
Agencies, 3.875% due 3/31/25, valued at $462,051)
(Cost $452,958)		452,958

TOTAL INVESTMENTS – 99.9%
(Cost $16,496,388)		26,052,619

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		14,826

NET ASSETS – 100.0%		$26,067,445

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.5%

Australia – 5.6%
Hansen Technologies [1]	7,455,061	$23,067,470
IPH [1]	4,242,324	21,044,717
Total		44,112,187

Brazil – 2.8%
Odontoprev	5,933,500	12,877,408
TOTVS	1,558,900	8,661,154
Total		21,538,562

Canada – 4.7%
Altus Group	76,300	3,239,998
Enghouse Systems	604,600	17,111,320
Open Text	425,100	16,396,939
Total		36,748,257

Denmark – 1.1%
SimCorp [1]	112,500	8,521,068
Total		8,521,068

France – 0.6%
Lectra [1]	124,589	4,923,390
Total		4,923,390

Germany – 4.5%
Amadeus Fire [1]	61,498	9,245,402
New Work [1]	108,402	19,662,001
Norma Group [1]	284,200	6,707,782
Total		35,615,185

Iceland – 2.6%
Marel [1]	3,190,770	13,204,832
Ossur [1,2]	1,498,647	6,762,120
Total		19,966,952

Italy – 3.8%
Carel Industries [1]	216,154	5,917,460
DiaSorin [1]	114,163	12,045,179
GVS 1,[2]	1,709,551	11,414,890
Total		29,377,529

Japan – 24.4%
As One [1]	279,400	11,888,522
Benefit One [1]	443,900	6,345,262
BML [1]	949,200	22,138,077
Fukui Computer Holdings [1]	592,900	12,287,902
JCU [1]	614,400	16,057,766
Maruwa [1]	86,600	12,068,070
Meitec Corporation [1]	871,300	15,583,974
NSD [1]	607,000	10,943,713
OBIC Business Consultants [1]	571,600	21,602,708
Riken Keiki [1]	299,000	12,878,606
TKC Corporation [1]	891,500	24,738,296
USS [1]	599,200	10,386,152
Zuken [1]	532,900	13,882,751
Total		190,801,799

Netherlands – 1.5%
IMCD [1]	73,400	12,012,938
Total		12,012,938

Poland – 2.4%
Asseco Poland [1]	1,081,200	19,105,691
Total		19,105,691

Singapore – 1.7%
XP Power [1]	528,026	13,274,239
Total		13,274,239

South Korea – 2.9%
Douzone Bizon [1]	188,887	5,117,155
NICE Information Service [1]	1,809,606	17,208,046
Total		22,325,201

Sweden – 6.9%
Alimak Group [1]	1,466,778	10,451,893
Karnov Group [1,2]	2,840,086	14,868,183
Loomis [1]	541,300	18,528,912
Norva24 Group [1,2]	3,581,977	10,014,039
Total		53,863,027

Switzerland – 5.1%
dormakaba Holding [1]	9,400	4,026,083
Kardex Holding [1]	53,300	11,550,445
Partners Group Holding [1]	10,500	9,899,777
VZ Holding [1]	179,685	14,735,377
Total		40,211,682

United Kingdom – 20.9%
Ashmore Group [1]	1,359,150	4,014,879
Croda International [1]	127,000	10,201,119
CVS Group [1]	416,600	9,554,304
Diploma [1]	354,598	12,323,535
DiscoverIE Group [1]	1,546,914	14,740,039
Intertek Group [1]	312,900	15,682,899
Learning Technologies Group [1]	12,411,200	19,756,081
Marlowe [1,2]	2,604,833	18,636,698
Mortgage Advice Bureau Holdings [1]	1,318,702	12,062,601
Restore [1]	6,263,858	20,864,768
Spirax-Sarco Engineering [1]	76,600	11,241,313
Victrex [1]	755,245	14,881,704
Total		163,959,940

TOTAL COMMON STOCKS
(Cost $729,799,893)		716,357,647

PREFERRED STOCK– 2.4%
Germany – 2.4%
FUCHS PETROLUB [1]	456,200	18,572,351
(Cost $19,567,575)		18,572,351

REPURCHASE AGREEMENT – 5.5%
Fixed Income Clearing Corporation,
1.44% dated 3/31/23, due 4/3/23,
maturity value $43,446,344 (collateralized
by obligations of U.S. Government
Agencies, 1.25% due 6/30/28, valued at $44,309,993)
(Cost $43,441,131)	43,441,131

TOTAL INVESTMENTS – 99.4%
(Cost $792,808,599)	778,371,129

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.6%	4,955,037

NET ASSETS – 100.0%	$783,326,166

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.2%

Communication Services – 4.3%
Entertainment - 1.6%
Chicken Soup for the Soul Entertainment Cl. A [2]	297,421	$594,842
Gaia Cl. A [2]	166,968	462,502
IMAX Corporation [2]	190,600	3,655,708
		4,713,052
Interactive Media & Services - 1.2%
QuinStreet [2]	222,246	3,527,044
Media - 1.5%
Magnite [2]	228,400	2,114,984
Thryv Holdings [2]	97,704	2,253,054
		4,368,038
Total		12,608,134

Consumer Discretionary – 12.4%
Automobile Components - 2.3%
Modine Manufacturing [2]	168,700	3,888,535
Stoneridge [2]	147,400	2,756,380
		6,644,915
Diversified Consumer Services - 0.1%
Lincoln Educational Services [2]	39,501	223,576
Hotels, Restaurants & Leisure - 1.7%
Century Casinos [2]	346,100	2,536,913
Lindblad Expeditions Holdings [2,3]	260,800	2,493,248
		5,030,161
Household Durables - 1.7%
Hovnanian Enterprises Cl. A [2]	36,300	2,462,592
Legacy Housing [2]	117,973	2,685,065
		5,147,657
Leisure Products - 1.6%
American Outdoor Brands [2,3]	200,638	1,974,278
MasterCraft Boat Holdings [2]	85,300	2,595,679
		4,569,957
Specialty Retail - 4.1%
Barnes & Noble Education [2]	414,700	630,344
Chico's FAS [2]	495,100	2,723,050
Citi Trends [2]	114,924	2,185,855
JOANN [2]	221,026	351,431
OneWater Marine Cl. A [2]	45,600	1,275,432
Shoe Carnival	112,322	2,881,059
Zumiez [2]	105,300	1,941,732
		11,988,903
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group [2]	399,800	1,279,360
Vera Bradley [2]	214,900	1,287,251
		2,566,611
Total		36,171,780

Energy – 2.8%
Energy Equipment & Services - 2.8%
Natural Gas Services Group [2]	296,113	3,052,925
Newpark Resources [2]	855,100	3,292,135
Profire Energy [2]	1,410,332	1,748,812
Total		8,093,872

Financials – 12.6%
Banks - 8.0%
BayCom Corporation	167,842	2,866,741
Customers Bancorp [2]	27,400	507,448
HarborOne Bancorp	251,253	3,065,287
HBT Financial	174,811	3,447,273
HomeTrust Bancshares	120,000	2,950,800
Investar Holding Corporation	185,600	2,590,976
Midway Investments [2,4]	1,858,170	0
Stellar Bancorp	99,377	2,445,668
Territorial Bancorp	122,408	2,363,698
Western New England Bancorp	398,436	3,271,160
		23,509,051
Capital Markets - 3.7%
B. Riley Financial	54,500	1,547,255
Silvercrest Asset Management Group Cl. A	177,500	3,226,950
Sprott	70,380	2,572,007
StoneX Group [2]	33,000	3,416,490
		10,762,702
Financial Services - 0.9%
Cass Information Systems	60,216	2,607,955
Total		36,879,708

Health Care – 6.5%
Biotechnology - 1.6%
ARS Pharmaceuticals [2]	118,300	770,133
CareDx [2]	89,400	817,116
Dynavax Technologies [2]	198,000	1,942,380
MeiraGTx Holdings [2]	222,200	1,148,774
		4,678,403
Health Care Equipment & Supplies - 4.0%
Apyx Medical [2,3]	462,727	1,332,654
Artivion [2]	183,955	2,409,810
AtriCure [2]	40,700	1,687,015
Cutera [2,3]	72,400	1,710,088
OrthoPediatrics Corp. [2]	52,900	2,342,941
Profound Medical [2]	227,300	2,107,339
		11,589,847
Life Sciences Tools & Services - 0.9%
Harvard Bioscience [2]	615,559	2,585,348
Total		18,853,598

Industrials – 25.5%
Aerospace & Defense - 1.8%
Astronics Corporation [2]	139,000	1,857,040
Cadre Holdings	104,032	2,240,849
CPI Aerostructures [2]	343,190	1,304,122
		5,402,011
Building Products - 1.0%
Quanex Building Products	138,300	2,977,599
Commercial Services & Supplies - 2.8%
Acme United	73,530	1,691,190
CECO Environmental [2]	41,000	573,590
Heritage-Crystal Clean [2]	78,874	2,808,703
VSE Corporation	68,500	3,075,650
		8,149,133
Construction & Engineering - 3.8%
Concrete Pumping Holdings [2]	296,400	2,015,520
Construction Partners Cl. A [2]	127,100	3,424,074
IES Holdings [2]	59,800	2,576,782
Northwest Pipe [2]	98,800	3,085,524
		11,101,900
Electrical Equipment - 0.7%
American Superconductor [2]	392,100	1,925,211
Machinery - 6.9%
Alimak Group [1]	196,200	1,398,072
CIRCOR International [2]	91,000	2,831,920
Commercial Vehicle Group [2]	248,400	1,813,320
Graham Corporation [2]	245,116	3,206,117
Luxfer Holdings	162,200	2,741,180
Porvair [1]	320,800	2,375,560
Shyft Group (The)	93,700	2,131,675
Wabash National	143,800	3,536,042
		20,033,886
Marine Transportation - 1.1%
Clarkson [1]	81,324	3,105,509
Professional Services - 4.9%
CRA International	30,483	3,286,677
Forrester Research [2]	74,300	2,403,605
Kforce	42,732	2,702,372
NV5 Global [2]	26,200	2,724,014
Resources Connection	194,652	3,320,763
		14,437,431
Trading Companies & Distributors - 2.5%
Distribution Solutions Group [2]	71,265	3,239,707
Transcat [2]	43,874	3,921,897
		7,161,604
Total		74,294,284

Information Technology – 27.5%
Communications Equipment - 4.8%
Applied Optoelectronics [2]	476,500	1,053,065
Casa Systems [2,3]	247,800	314,706
Clearfield [2]	31,800	1,481,244
Comtech Telecommunications	138,302	1,726,009
Digi International [2]	76,100	2,563,048
DZS [2]	199,509	1,574,126
EMCORE Corporation [2]	547,300	629,395
Genasys [2]	474,222	1,398,955
Harmonic [2]	228,600	3,335,274
		14,075,822
Electronic Equipment, Instruments & Components - 6.1%
Arlo Technologies [2]	288,500	1,748,310
FARO Technologies [2]	82,945	2,041,277
LightPath Technologies Cl. A [2]	852,684	1,202,284
Luna Innovations [2]	398,300	2,863,777
nLIGHT [2]	217,250	2,211,605
PAR Technology [2]	62,800	2,132,688
PowerFleet [2]	374,908	1,285,934
VIA optronics ADR [2]	261,857	707,014
Vishay Precision Group [2]	88,800	3,708,288
		17,901,177
IT Services - 0.8%
Computer Task Group [2]	336,226	2,437,639
Semiconductors & Semiconductor Equipment - 12.6%
Aehr Test Systems [2]	101,159	3,137,952
Amtech Systems [2]	184,511	1,760,235
Axcelis Technologies [2]	31,200	4,157,400
AXT [2]	476,600	1,896,868
Camtek [2]	95,900	2,718,765
Cohu [2]	94,000	3,608,660
Ichor Holdings [2]	85,900	2,812,366
Nova [2]	26,100	2,726,667
NVE Corporation	44,216	3,669,486
PDF Solutions [2]	93,200	3,951,680
Photronics [2]	208,600	3,458,588
Ultra Clean Holdings [2]	82,300	2,729,068
		36,627,735
Software - 1.3%
Agilysys [2]	44,321	3,656,926
Technology Hardware, Storage & Peripherals - 1.9%
AstroNova [2]	222,276	3,131,869
Intevac [2]	336,913	2,469,572
		5,601,441
Total		80,300,740

Materials – 5.0%
Chemicals - 0.4%
Aspen Aerogels [2]	168,500	1,255,325
Metals & Mining - 4.6%
Altius Minerals	114,900	1,954,533
Ferroglobe [2]	304,600	1,504,724
Haynes International	65,330	3,272,380
Major Drilling Group International [2]	454,600	3,575,581
Universal Stainless & Alloy Products [2,3]	319,833	2,990,438
		13,297,656
Total		14,552,981

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
FRP Holdings [2]	29,575	1,711,801
Total		1,711,801

TOTAL COMMON STOCKS
(Cost $230,200,513)		283,466,898

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $8,600,399 (collateralized by obligations of U.S. Government Agencies, 1.25% due 6/30/28, valued at $8,771,431)
(Cost $8,599,367)		8,599,367

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield- 4.65%)
(Cost $399,066)	399,066	399,066

TOTAL INVESTMENTS – 100.3%
(Cost $239,198,946)	292,465,331

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%	(862,053)

NET ASSETS – 100.0%	$291,603,278

SCHEDULES OF INVESTMENTS

ROYCE PENNSYLVANIA MUTUAL FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.7%

Communication Services – 1.9%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings	1,300	$82,836
Frontier Communications Parent [2]	3,700	84,249
Liberty Latin America Cl. C [2]	187,820	1,551,393
		1,718,478
Entertainment - 0.3%
Chicken Soup for the Soul Entertainment Cl. A [2]	33,785	67,570
IMAX Corporation [2]	240,219	4,607,400
		4,674,970
Interactive Media & Services - 1.4%
QuinStreet [2]	77,243	1,225,847
Ziff Davis [2]	256,768	20,040,742
ZipRecruiter Cl. A [2]	50,000	797,000
ZoomInfo Technologies [2]	63,335	1,565,008
		23,628,597
Media - 0.1%
Cable One	1,200	842,400
Total		30,864,445

Consumer Discretionary – 10.8%
Automobile Components - 2.6%
Dorman Products [2]	155,712	13,431,717
Fox Factory Holding Corporation [2]	68,000	8,253,160
Gentex Corporation	327,856	9,189,804
LCI Industries	97,650	10,728,805
Stoneridge [2]	57,057	1,066,966
		42,670,452
Distributors - 0.2%
LKQ Corporation	60,000	3,405,600
Diversified Consumer Services - 0.2%
H&R Block	4,767	168,037
Lincoln Educational Services [2]	475,314	2,690,277
		2,858,314
Hotels, Restaurants & Leisure - 0.5%
Bloomin' Brands	122,200	3,134,430
Century Casinos [2]	515,834	3,781,063
Denny's Corporation [2]	160,623	1,792,553
		8,708,046
Household Durables - 1.4%
Helen of Troy [2]	53,014	5,045,343
Legacy Housing [2]	97,929	2,228,864
M/I Homes [2]	50,768	3,202,953
PulteGroup	54,922	3,200,854
Skyline Champion [2]	127,171	9,567,074
		23,245,088
Leisure Products - 1.0%
Brunswick Corporation	105,169	8,623,858
Malibu Boats Cl. A [2]	44,383	2,505,420
MasterCraft Boat Holdings [2]	120,058	3,653,365
YETI Holdings [2,3]	65,033	2,601,320
		17,383,963
Specialty Retail - 3.2%
Academy Sports and Outdoors	45,600	2,975,400
Asbury Automotive Group [2]	77,975	16,374,750
CarMax [2]	17,075	1,097,581
Chico's FAS [2]	495,836	2,727,098
Five Below [2,3]	12,877	2,652,276
Floor & Decor Holdings Cl. A [2,3]	7,120	699,326
Franchise Group Cl. A	196,881	5,365,007
JOANN [2]	204,784	325,606
Lazydays Holdings [2,3]	221,886	2,589,410
Murphy USA	20,799	5,367,182
1-800-FLOWERS.COM Cl. A [2]	23,842	274,183
OneWater Marine Cl. A [2]	199,798	5,588,350
Shoe Carnival	268,678	6,891,591
		52,927,760
Textiles, Apparel & Luxury Goods - 1.7%
Carter's	61,384	4,414,737
Kontoor Brands	65,500	3,169,545
Levi Strauss & Co. Cl. A	61,749	1,125,684
Movado Group	196,801	5,661,965
Ralph Lauren Cl. A	54,587	6,368,665
Skechers U.S.A. Cl. A [2]	64,941	3,085,997
Steven Madden	51,400	1,850,400
Wolverine World Wide	161,592	2,755,144
		28,432,137
Total		179,631,360

Consumer Staples – 1.3%
Food Products - 0.6%
John B. Sanfilippo & Son	12,910	1,251,237
Nomad Foods [2]	430,865	8,074,410
		9,325,647
Personal Care Products - 0.7%
Inter Parfums	82,033	11,668,374
Total		20,994,021

Energy – 2.5%
Energy Equipment & Services - 1.6%
Computer Modelling Group	2,652,180	14,247,005
Core Laboratories	91,785	2,023,859
Pason Systems	1,101,696	9,887,956
		26,158,820
Oil, Gas & Consumable Fuels - 0.9%
Antero Resources [2]	14,555	336,075
Chord Energy	20,746	2,792,411
Civitas Resources	46,200	3,157,308
Magnolia Oil & Gas Cl. A	60,900	1,332,492
Matador Resources	50,400	2,401,560
Northern Oil and Gas	42,100	1,277,735
Range Resources	20,300	537,341
SilverBow Resources [2,3]	115,341	2,635,542
Sitio Royalties Cl. A	55,300	1,249,780
		15,720,244
Total		41,879,064

Financials – 17.0%
Banks - 5.8%
Bank of N.T. Butterfield & Son	285,484	7,708,068
BankUnited	177,576	4,009,666
BOK Financial	40,738	3,438,695
First Bancshares (The)	154,207	3,983,167
First Citizens BancShares Cl. A	39,453	38,391,714
First Hawaiian	252,895	5,217,224
Home BancShares	204,985	4,450,224
Independent Bank Group	100,809	4,672,497
Origin Bancorp	116,681	3,751,294
Popular	189,632	10,886,773
Timberland Bancorp	99,201	2,680,411
Triumph Financial [2]	109,401	6,351,822
TrustCo Bank Corp NY	25,090	801,375
		96,342,930
Capital Markets - 5.6%
Ares Management Cl. A	98,476	8,216,837
Artisan Partners Asset Management Cl. A	411,399	13,156,540
B. Riley Financial	33,802	959,639
Evercore Cl. A	25,517	2,944,151
GCM Grosvenor Cl. A	961,176	7,506,785
Houlihan Lokey Cl. A	64,115	5,609,421
Lazard Cl. A	34,948	1,157,128
MarketWise Cl. A [2]	500,000	925,000
Morningstar	40,288	8,179,673
NewtekOne	194,746	2,492,749
SEI Investments	320,707	18,456,688
Silvercrest Asset Management Group Cl. A	16,943	308,024
Sprott	244,764	8,944,798
TMX Group	80,220	8,102,131
Tradeweb Markets Cl. A	80,840	6,387,977
		93,347,541
Financial Services - 0.6%
Compass Diversified Holdings	173,000	3,300,840
International Money Express [2]	112,244	2,893,650
Repay Holdings Cl. A [2,3]	469,682	3,085,811
		9,280,301
Insurance - 5.0%
AMERISAFE	85,251	4,173,036
Assured Guaranty	190,296	9,566,180
Axis Capital Holdings	67,661	3,688,878
E-L Financial	23,618	15,867,836
First American Financial	26,098	1,452,615
International General Insurance Holdings	574,102	4,759,306
James River Group Holdings	524,470	10,830,305
ProAssurance Corporation	72,843	1,346,139
RenaissanceRe Holdings	39,489	7,911,226
RLI Corp.	53,947	7,170,096
Safety Insurance Group	68,754	5,123,548
Stewart Information Services	55,095	2,223,083
Tiptree	206,320	3,006,082
White Mountains Insurance Group	4,726	6,510,018
		83,628,348
Total		282,599,120

Health Care – 7.1%
Biotechnology - 0.6%
CareDx [2]	100,005	914,046
Catalyst Pharmaceuticals [2,3]	163,147	2,704,977
Ironwood Pharmaceuticals Cl. A [2]	613,800	6,457,176
MeiraGTx Holdings [2]	95,578	494,138
		10,570,337
Health Care Equipment & Supplies - 3.7%
AtriCure [2]	24,482	1,014,779
Atrion Corporation	8,442	5,300,816
Cutera [2,3]	46,800	1,105,416
Enovis Corporation [2]	267,732	14,320,985
Haemonetics Corporation [2]	286,866	23,738,161
Mesa Laboratories	53,106	9,279,211
Neogen Corporation [2]	3,355	62,135
OrthoPediatrics Corp. [2]	55,623	2,463,543
Profound Medical [2]	52,098	483,010
QuidelOrtho Corporation [2]	30,840	2,747,535
Surmodics [2]	42,305	963,708
		61,479,299
Health Care Providers & Services - 0.6%
AMN Healthcare Services [2,3]	34,150	2,833,084
Cross Country Healthcare [2,3]	120,876	2,697,953
Molina Healthcare [2]	14,639	3,915,786
		9,446,823
Health Care Technology - 0.5%
Certara [2,3]	104,100	2,509,851
Doximity Cl. A [2,3]	111,330	3,604,865
Simulations Plus	67,805	2,979,352
		9,094,068
Life Sciences Tools & Services - 1.4%
Azenta [2]	162,183	7,236,605
Bio-Techne	138,812	10,298,462
Harvard Bioscience [2]	121,940	512,148
Quanterix Corporation [2]	30,848	347,657
Repligen Corporation [2,3]	6,755	1,137,272
Stevanato Group	144,301	3,737,396
		23,269,540
Pharmaceuticals - 0.3%
Harmony Biosciences Holdings [2]	82,894	2,706,489
Supernus Pharmaceuticals [2]	41,033	1,486,626
		4,193,115
Total		118,053,182

Industrials – 30.4%
Aerospace & Defense - 1.1%
HEICO Corporation	80,074	13,695,857
Leonardo DRS [2]	352,300	4,569,331
		18,265,188
Air Freight & Logistics - 1.8%
Forward Air	178,151	19,197,552
Hub Group Cl. A [2]	129,606	10,879,127
		30,076,679
Building Products - 3.1%
AAON	14,600	1,411,674
Advanced Drainage Systems	55,395	4,664,813
Builders FirstSource [2]	214,797	19,069,678
Carlisle Companies	9,815	2,218,877
CSW Industrials	7,100	986,403
Hayward Holdings [2,3]	22,552	264,309
Quanex Building Products	177,145	3,813,932
Simpson Manufacturing	73,187	8,024,223
UFP Industries	141,252	11,225,296
		51,679,205
Commercial Services & Supplies - 1.9%
Brady Corporation Cl. A	68,500	3,680,505
Deluxe Corporation	43,365	693,840
Driven Brands Holdings [2]	202,100	6,125,651
GFL Environmental	118,000	4,063,920
Healthcare Services Group [2]	450,791	6,252,471
Heritage-Crystal Clean [2]	207,187	7,377,929
Ritchie Bros. Auctioneers	43,833	2,467,360
		30,661,676
Construction & Engineering - 3.7%
Arcosa	413,898	26,121,103
Construction Partners Cl. A [2]	141,106	3,801,396
EMCOR Group	37,580	6,110,132
Great Lakes Dredge & Dock [2]	186,853	1,014,612
Northwest Pipe [2]	75,074	2,344,561
Sterling Infrastructure [2]	81,904	3,102,523
Valmont Industries	47,152	15,054,691
WillScot Mobile Mini Holdings Corp. [2]	96,030	4,501,886
		62,050,904
Electrical Equipment - 1.8%
American Superconductor [2]	93,326	458,231
Atkore [2]	17,395	2,443,650
Encore Wire	42,169	7,815,181
GrafTech International	133,111	646,919
Preformed Line Products	141,776	18,152,999
		29,516,980
Ground Transportation - 1.4%
ArcBest Corporation	33,353	3,082,485
Landstar System	75,523	13,538,253
Schneider National Cl. B	138,375	3,701,531
Werner Enterprises	62,047	2,822,518
		23,144,787
Machinery - 7.5%
Allison Transmission Holdings	27,830	1,259,029
Chart Industries [2]	24,285	3,045,339
CIRCOR International [2]	210,097	6,538,219
Crane NXT	6,070	688,945
Douglas Dynamics	103,446	3,298,893
EnPro Industries	10,500	1,090,845
ESAB Corporation	217,272	12,834,257
ESCO Technologies	74,239	7,086,112
Graham Corporation [2]	91,849	1,201,385
Helios Technologies	69,419	4,540,003
Hurco Companies	17,278	437,479
John Bean Technologies	119,907	13,104,636
Kadant	86,773	18,093,906
Lincoln Electric Holdings	111,211	18,805,780
Lindsay Corporation	60,156	9,091,376
Miller Industries	215,462	7,616,582
RBC Bearings [2]	67,952	15,814,469
Westport Fuel Systems [2]	165,989	158,104
		124,705,359
Marine Transportation - 0.7%
Clarkson [1]	30,004	1,145,759
Kirby Corporation [2]	158,339	11,036,228
		12,181,987
Passenger Airlines - 0.3%
Sun Country Airlines Holdings [2]	194,570	3,988,685
Professional Services - 3.0%
Barrett Business Services	28,456	2,522,340
CBIZ [2]	12,691	628,078
Dun & Bradstreet Holdings	329,800	3,871,852
First Advantage [2]	55,300	771,988
Forrester Research [2]	362,623	11,730,854
FTI Consulting [2]	7,140	1,409,079
KBR	372,008	20,479,040
Korn Ferry	92,772	4,800,023
NV5 Global [2]	10,870	1,130,154
Resources Connection	167,185	2,852,176
		50,195,584
Trading Companies & Distributors - 4.1%
Air Lease Cl. A	601,234	23,670,582
Applied Industrial Technologies	73,043	10,381,602
Distribution Solutions Group [2]	39,594	1,799,943
EVI Industries [2,3]	342,790	6,787,242
FTAI Aviation	163,555	4,572,998
Hudson Technologies [2]	264,460	2,308,736
MSC Industrial Direct Cl. A	16,639	1,397,676
Richelieu Hardware	322,291	8,904,436
Transcat [2]	96,894	8,661,355
		68,484,570
Total		504,951,604

Information Technology – 16.4%
Communications Equipment - 1.4%
Aviat Networks [2]	74,204	2,557,070
Calix [2]	95,408	5,112,915
Digi International [2]	303,783	10,231,411
Harmonic [2]	397,190	5,795,002
		23,696,398
Electronic Equipment, Instruments & Components - 5.7%
Cognex Corporation	99,061	4,908,473
Coherent [2]	70,130	2,670,550
ePlus [2]	80,900	3,967,336
Fabrinet [2]	112,147	13,318,578
FARO Technologies [2]	200,614	4,937,110
Flex [2]	134,900	3,104,049
Jabil	35,959	3,170,145
Kimball Electronics [2]	287,872	6,937,715
Littelfuse	10,402	2,788,672
Luna Innovations [2]	766,388	5,510,330
nLIGHT [2]	55,802	568,064
PAR Technology [2]	241,475	8,200,491
PC Connection	14,307	643,243
PowerFleet [2]	155,315	532,730
Rogers Corporation [2]	8,713	1,423,966
Sanmina Corporation [2]	47,626	2,904,710
TD SYNNEX	29,391	2,844,755
Teledyne Technologies [2]	7,470	3,341,779
Vishay Intertechnology	136,647	3,090,955
Vishay Precision Group [2]	107,826	4,502,814
Vontier Corporation	554,952	15,172,388
		94,538,853
IT Services - 0.5%
Hackett Group (The)	177,648	3,282,935
Kyndryl Holdings [2]	399,152	5,891,484
		9,174,419
Semiconductors & Semiconductor Equipment - 6.4%
Alpha and Omega Semiconductor [2]	110,404	2,975,388
Amkor Technology	108,462	2,822,181
Axcelis Technologies [2]	52,952	7,055,854
Camtek [2]	79,224	2,246,000
Cirrus Logic [2]	173,392	18,965,617
Cohu [2]	138,685	5,324,117
FormFactor [2]	373,172	11,885,528
Ichor Holdings [2]	29,770	974,670
Kulicke & Soffa Industries	104,474	5,504,735
MaxLinear [2]	100,875	3,551,809
MKS Instruments	106,727	9,458,147
Nova [2]	52,494	5,484,048
NVE Corporation	25,461	2,113,008
Onto Innovation [2]	176,346	15,497,287
Photronics [2]	132,417	2,195,474
Rambus [2]	67,455	3,457,743
SiTime Corporation [2]	22,883	3,254,649
Ultra Clean Holdings [2]	84,806	2,812,167
		105,578,422
Software - 2.1%
Adeia	326,681	2,894,394
Agilysys [2]	56,407	4,654,142
Alkami Technology [2]	390,300	4,941,198
Consensus Cloud Solutions [2]	8,006	272,924
Dolby Laboratories Cl. A	66,887	5,713,488
nCino [2,3]	98,200	2,433,396
Paycor HCM [2]	121,300	3,216,876
Sapiens International	204,984	4,452,252
Teradata Corporation [2]	107,012	4,310,443
Workiva Cl. A [2]	14,300	1,464,463
		34,353,576
Technology Hardware, Storage & Peripherals - 0.3%
AstroNova [2]	81,672	1,150,759
Avid Technology [2]	132,590	4,240,228
		5,390,987
Total		272,732,655

Materials – 7.9%
Chemicals - 4.6%
Aspen Aerogels [2]	77,281	575,743
Balchem Corporation	68,346	8,644,402
Element Solutions	1,120,028	21,627,741
Innospec	178,895	18,367,150
Minerals Technologies	191,009	11,540,764
Quaker Houghton	79,694	15,775,427
		76,531,227
Containers & Packaging - 0.3%
Graphic Packaging Holding Company	136,933	3,490,422
Silgan Holdings	41,604	2,232,887
		5,723,309
Metals & Mining - 2.0%
Alamos Gold Cl. A	1,393,592	17,013,887
Haynes International	62,674	3,139,341
Materion Corporation	50,000	5,800,000
Reliance Steel & Aluminum	25,102	6,444,687
		32,397,915
Paper & Forest Products - 1.0%
Louisiana-Pacific	94,163	5,104,576
Stella-Jones	318,961	12,222,708
		17,327,284
Total		131,979,735

Real Estate – 2.4%
Real Estate Management & Development - 2.4%
Colliers International Group	29,025	3,063,589
DigitalBridge Group Cl. A	321,425	3,853,886
FirstService Corporation	27,782	3,916,984
FRP Holdings [2]	90,363	5,230,210
Kennedy-Wilson Holdings	845,376	14,024,788
Marcus & Millichap	202,378	6,498,358
RMR Group (The) Cl. A	102,460	2,688,550
Total		39,276,365

TOTAL COMMON STOCKS
(Cost $1,170,086,712)		1,622,961,551

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corporation,
1.44% dated 3/31/23, due 4/3/23,
maturity value $31,525,773 (collateralized
by obligations of U.S. Government
Agencies, 3.875% due 3/31/25, valued at $32,152,450)
(Cost $31,521,991)		31,521,991

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.1%
Money Market Funds
Federated Hermes Government Obligations
Fund - Institutional Shares (7 day yield-
4.65%)
(Cost $2,391,350)	2,391,350	2,391,350

TOTAL INVESTMENTS – 99.7%
(Cost $1,204,000,053)		1,656,874,892

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		4,295,880

NET ASSETS – 100.0%		$1,661,170,772

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.0%

Communication Services – 2.4%
Interactive Media & Services - 1.9%
Ziff Davis [2]	329,300	$25,701,865
Media - 0.5%
TechTarget [2]	187,000	6,754,440
Total		32,456,305

Consumer Discretionary – 9.7%
Automobile Components - 4.0%
Dorman Products [2]	292,151	25,200,945
Fox Factory Holding Corporation [2]	82,900	10,061,573
LCI Industries	174,538	19,176,490
		54,439,008
Distributors - 1.3%
Pool Corporation	50,355	17,243,566
Leisure Products - 1.9%
Brunswick Corporation	313,291	25,689,862
Textiles, Apparel & Luxury Goods - 2.5%
Ralph Lauren Cl. A	285,440	33,302,285
Total		130,674,721

Consumer Staples – 2.1%
Personal Care Products - 2.1%
Inter Parfums	198,189	28,190,403
Total		28,190,403

Financials – 8.5%
Capital Markets - 8.5%
Ares Management Cl. A	226,393	18,890,232
Lazard Cl. A	394,401	13,058,617
Morningstar	135,516	27,513,813
SEI Investments	615,771	35,437,621
TMX Group	194,583	19,652,667
Total		114,552,950

Health Care – 5.0%
Health Care Equipment & Supplies - 3.7%
Enovis Corporation [2]	336,857	18,018,481
Haemonetics Corporation [2]	380,779	31,509,462
		49,527,943
Life Sciences Tools & Services - 1.3%
Bio-Techne	234,692	17,411,800
Total		66,939,743

Industrials – 34.2%
Aerospace & Defense - 1.7%
Woodward	232,215	22,610,774
Air Freight & Logistics - 2.5%
Forward Air	313,138	33,743,751
Building Products - 1.5%
Simpson Manufacturing	181,103	19,856,133
Commercial Services & Supplies - 2.4%
Ritchie Bros. Auctioneers	578,953	32,589,264
Construction & Engineering - 5.1%
Arcosa	534,820	33,752,490
Valmont Industries	108,399	34,609,633
		68,362,123
Ground Transportation - 2.1%
Landstar System	161,303	28,915,176
Machinery - 14.4%
ESAB Corporation	245,591	14,507,060
ESCO Technologies	268,953	25,671,564
John Bean Technologies	281,250	30,737,813
Kadant	151,302	31,549,493
Lincoln Electric Holdings	231,311	39,114,690
Lindsay Corporation	193,511	29,245,317
RBC Bearings [2]	99,294	23,108,693
		193,934,630
Professional Services - 2.7%
Forrester Research [2]	792,962	25,652,321
Korn Ferry	208,700	10,798,138
		36,450,459
Trading Companies & Distributors - 1.8%
Air Lease Cl. A	627,000	24,684,990
Total		461,147,300

Information Technology – 13.3%
Electronic Equipment, Instruments & Components - 3.8%
Cognex Corporation	354,946	17,587,574
National Instruments	398,275	20,873,593
Rogers Corporation [2]	78,500	12,829,255
		51,290,422
Semiconductors & Semiconductor Equipment - 6.2%
Cirrus Logic [2]	250,595	27,410,081
FormFactor [2]	826,000	26,308,100
MKS Instruments	337,000	29,864,940
		83,583,121
Software - 1.7%
Fair Isaac [2]	32,143	22,586,565
Technology Hardware, Storage & Peripherals - 1.6%
Avid Technology [2]	665,084	21,269,386
Total		178,729,494

Materials – 11.2%
Chemicals - 5.5%
Innospec	374,276	38,426,917
Quaker Houghton	182,413	36,108,653
		74,535,570
Metals & Mining - 3.0%
Reliance Steel & Aluminum	154,812	39,746,433
Paper & Forest Products - 2.7%
Stella-Jones	945,631	36,236,944
Total		150,518,947

Real Estate – 7.6%
Real Estate Management & Development - 7.6%
Colliers International Group	212,000	22,376,600
FirstService Corporation	231,300	32,610,987
Kennedy-Wilson Holdings	2,250,335	37,333,058
Marcus & Millichap	322,000	10,339,420
Total		102,660,065

TOTAL COMMON STOCKS
(Cost $742,083,319)		1,265,869,928

REPURCHASE AGREEMENT – 5.9%
Fixed Income Clearing Corporation,
1.44% dated 3/31/23, due 4/3/23,
maturity value $79,969,940 (collateralized
by obligations of various U.S. Government
Agencies, 1.25%-3.875% due 3/31/25-6/30/28, valued at
$81,559,629)
(Cost $79,960,345)		79,960,345

TOTAL INVESTMENTS – 99.9%
(Cost $822,043,664)		1,345,830,273

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		1,626,401

NET ASSETS – 100.0%		$1,347,456,674

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP OPPORTUNITY FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.9%

Communication Services – 5.8%
Diversified Telecommunication Services - 0.4%
Ooma [2]	453,203	$5,669,569
Entertainment - 0.8%
IMAX Corporation [2]	236,700	4,539,906
Marcus Corporation (The)	362,929	5,806,864
		10,346,770
Interactive Media & Services - 2.6%
Cars.com [2]	306,100	5,907,730
DHI Group [2]	1,045,728	4,057,425
EverQuote Cl. A [2]	397,100	5,519,690
IAC [2]	130,366	6,726,885
QuinStreet [2]	688,000	10,918,560
		33,130,290
Media - 2.0%
comScore [2,3]	1,514,862	1,863,280
Criteo ADR [2]	137,800	4,341,389
Entravision Communications Cl. A	1,014,600	6,138,330
Innovid Corp. [2,3]	310,600	437,946
Magnite [2]	632,300	5,855,098
Thryv Holdings [2]	269,938	6,224,771
		24,860,814
Total		74,007,443

Consumer Discretionary – 15.3%
Automobile Components - 3.6%
Adient [2]	156,800	6,422,528
Dana	289,653	4,359,278
Garrett Motion [2]	940,085	7,201,051
Goodyear Tire & Rubber [2]	353,500	3,895,570
Modine Manufacturing [2]	479,663	11,056,232
Patrick Industries	64,000	4,403,840
Stoneridge [2]	446,657	8,352,486
		45,690,985
Broadline Retail - 0.8%
Dillard's Cl. A	23,333	7,179,097
iMedia Brands [2,3]	1,052,260	536,232
Nordstrom	180,200	2,931,854
		10,647,183
Diversified Consumer Services - 0.2%
Adtalem Global Education [2]	55,200	2,131,824
Hotels, Restaurants & Leisure - 1.4%
Carrols Restaurant Group [2]	1,087,868	2,425,946
Century Casinos [2]	287,694	2,108,797
Krispy Kreme	215,389	3,349,299
Noodles & Company Cl. A [2]	1,108,154	5,374,547
Ruth's Hospitality Group	273,110	4,484,466
		17,743,055
Household Durables - 3.5%
Beazer Homes USA [2]	201,106	3,193,563
Cavco Industries [2]	22,100	7,022,054
Century Communities	58,100	3,713,752
Helen of Troy [2]	33,500	3,188,195
M/I Homes [2]	47,600	3,003,084
Skyline Champion [2]	127,100	9,561,733
Taylor Morrison Home [2]	170,054	6,506,266
Toll Brothers	57,386	3,444,882
Tri Pointe Homes [2]	176,706	4,474,196
		44,107,725
Specialty Retail - 4.4%
Asbury Automotive Group [2]	35,700	7,497,000
Barnes & Noble Education [2]	727,132	1,105,241
Caleres	349,600	7,561,848
Chico's FAS [2]	727,992	4,003,956
Designer Brands Cl. A	523,879	4,578,702
Express [2]	1,210,900	954,552
Franchise Group Cl. A	132,700	3,616,075
J.Jill [2,3]	239,939	6,248,012
JOANN [2]	602,947	958,686
MarineMax [2]	28,600	822,250
Overstock.com [2]	197,200	3,997,244
Sonic Automotive Cl. A	80,500	4,374,370
Sportsman's Warehouse Holdings [2]	408,000	3,459,840
Victoria's Secret & Co. [2,3]	179,329	6,124,085
		55,301,861
Textiles, Apparel & Luxury Goods - 1.4%
Fossil Group [2]	665,100	2,128,320
Lakeland Industries	323,371	4,721,217
Movado Group	23,000	661,710
Rocky Brands	141,941	3,274,579
Skechers U.S.A. Cl. A [2]	60,122	2,856,997
Unifi [2]	382,400	3,124,208
Vera Bradley [2]	249,702	1,495,715
		18,262,746
Total		193,885,379

Consumer Staples – 0.9%
Food Products - 0.3%
SunOpta [2]	553,900	4,265,030
Household Products - 0.2%
Spectrum Brands Holdings	35,800	2,370,676
Personal Care Products - 0.4%
Inter Parfums	32,772	4,661,489
Total		11,297,195

Energy – 6.2%
Energy Equipment & Services - 1.8%
Archrock	653,500	6,384,695
DMC Global [2]	209,600	4,604,912
Mammoth Energy Services [2]	823,117	3,473,554
Ranger Energy Services Cl. A [2,3]	336,956	3,433,581
Select Energy Services Cl. A	107,600	748,896
Solaris Oilfield Infrastructure Cl. A	450,200	3,844,708
		22,490,346
Oil, Gas & Consumable Fuels - 4.4%
Ardmore Shipping	450,393	6,697,344
Baytex Energy [2]	847,200	3,177,000
Chesapeake Energy	101,200	7,695,248
Dorian LPG	150,292	2,996,822
Earthstone Energy Cl. A [2]	543,572	7,071,872
Matador Resources	150,183	7,156,220
Navigator Holdings [2]	492,284	6,891,976
Northern Oil and Gas	195,700	5,939,495
Scorpio Tankers	88,650	4,991,882
Southwestern Energy [2]	644,681	3,223,405
		55,841,264
Total		78,331,610

Financials – 4.2%
Banks - 2.5%
Axos Financial [2]	166,300	6,139,796
BayCom Corporation	279,959	4,781,700
Business First Bancshares	76,200	1,305,306
CapStar Financial Holdings	72,900	1,104,435
Eastern Bankshares	85,700	1,081,534
First Bancshares (The)	130,700	3,375,981
Hanmi Financial	81,400	1,511,598
Hilltop Holdings	200,308	5,943,138
Seacoast Banking Corporation of Florida	200,250	4,745,925
Western Alliance Bancorp	38,100	1,354,074
		31,343,487
Capital Markets - 1.2%
Artisan Partners Asset Management Cl. A	118,100	3,776,838
B. Riley Financial	182,967	5,194,433
Moelis & Company Cl. A	97,926	3,764,276
P10 Cl. A	293,800	2,970,318
		15,705,865
Financial Services - 0.1%
Acacia Research [2]	275,100	1,061,886
Insurance - 0.4%
Brighthouse Financial [2]	128,700	5,676,957
Total		53,788,195

Health Care – 5.1%
Biotechnology - 0.2%
CareDx [2]	128,200	1,171,748
MiMedx Group [2]	535,100	1,824,691
		2,996,439
Health Care Equipment & Supplies - 1.9%
Accuray [2]	1,903,308	5,652,825
Apyx Medical [2,3]	499,500	1,438,560
Artivion [2]	402,300	5,270,130
Tactile Systems Technology [2]	310,100	5,091,842
Varex Imaging [2]	378,546	6,885,751
		24,339,108
Health Care Providers & Services - 2.4%
Community Health Systems [2]	702,214	3,440,849
Cross Country Healthcare [2]	164,620	3,674,318
NeoGenomics [2]	259,600	4,519,636
Option Care Health [2]	143,571	4,561,251
Quipt Home Medical [2]	298,100	2,089,681
RadNet [2]	288,100	7,211,143
Select Medical Holdings	200,400	5,180,340
		30,677,218
Health Care Technology - 0.1%
LifeMD [2,3]	677,900	1,152,430
Pharmaceuticals - 0.5%
Organon & Co	183,803	4,323,047
Societal CDMO [2]	1,247,300	1,484,287
		5,807,334
Total		64,972,529

Industrials – 31.0%
Aerospace & Defense - 5.9%
AAR Corporation [2]	176,900	9,649,895
Astronics Corporation [2]	516,431	6,899,518
BWX Technologies	114,100	7,192,864
Ducommun [2]	184,686	10,104,171
Hexcel Corporation	85,000	5,801,250
Kaman Corporation	127,206	2,907,929
Kratos Defense & Security Solutions [2]	343,600	4,631,728
Leonardo DRS [2]	403,776	5,236,975
Mercury Systems [2]	77,700	3,972,024
Spirit AeroSystems Holdings Cl. A [2]	167,400	5,780,322
Terran Orbital [2,3]	706,600	1,300,144
Triumph Group [2]	638,716	7,402,718
V2X [2]	104,094	4,134,614
		75,014,152
Air Freight & Logistics - 1.0%
Hub Group Cl. A [2]	91,400	7,672,116
Radiant Logistics [2]	724,469	4,752,517
		12,424,633
Building Products - 2.2%
Gibraltar Industries [2]	137,700	6,678,450
Griffon Corporation	188,967	6,048,834
Insteel Industries	195,033	5,425,818
PGT Innovations [2]	161,043	4,043,790
Resideo Technologies [2]	329,216	6,018,068
		28,214,960
Commercial Services & Supplies - 2.1%
ACV Auctions Cl. A [2,3]	263,500	3,401,785
CECO Environmental [2]	149,200	2,087,308
Healthcare Services Group [2]	579,900	8,043,213
Heritage-Crystal Clean [2]	122,288	4,354,676
VSE Corporation	191,632	8,604,277
		26,491,259
Construction & Engineering - 4.9%
Arcosa	55,206	3,484,051
Argan	101,900	4,123,893
Comfort Systems USA	22,710	3,314,752
Concrete Pumping Holdings [2]	966,297	6,570,820
Construction Partners Cl. A [2]	285,759	7,698,347
Limbach Holdings [2]	484,381	8,379,791
Matrix Service [2]	846,446	4,570,808
Northwest Pipe [2]	248,445	7,758,937
Orion Group Holdings [2]	1,185,666	3,070,875
Primoris Services	297,980	7,348,187
Sterling Infrastructure [2]	143,300	5,428,204
		61,748,665
Electrical Equipment - 1.4%
American Superconductor [2]	657,173	3,226,719
Babcock & Wilcox Enterprises [2]	1,355,795	8,216,118
Power Solutions International [1,2]	343,740	876,537
TPI Composites [2]	444,200	5,796,810
		18,116,184
Ground Transportation - 0.5%
Daseke [2]	879,300	6,796,989
Machinery - 5.8%
Barnes Group	119,600	4,817,488
CIRCOR International [2]	203,903	6,345,461
Commercial Vehicle Group [2]	1,045,357	7,631,106
EnPro Industries	75,500	7,843,695
Evercel [1,2]	203,243	445,102
Helios Technologies	53,800	3,518,520
Hurco Companies	77,751	1,968,655
Luxfer Holdings	524,100	8,857,290
Manitex International [2]	931,120	4,851,135
Mayville Engineering [2]	131,500	1,961,980
NN [2]	913,965	977,943
Shyft Group (The)	275,738	6,273,040
Trinity Industries	273,824	6,670,353
Twin Disc [2]	296,812	2,855,331
Wabash National	363,200	8,931,088
		73,948,187
Marine Transportation - 0.2%
Diana Shipping	575,510	2,244,489
Passenger Airlines - 0.7%
Alaska Air Group [2]	94,100	3,948,436
Allegiant Travel [2]	34,325	3,157,214
Mesa Air Group [2,3]	477,109	1,130,748
		8,236,398
Professional Services - 3.0%
Conduent [2]	1,121,900	3,848,117
HireRight Holdings [2]	245,600	2,605,816
Korn Ferry	129,545	6,702,658
Mistras Group [2,3]	875,407	5,935,259
Resources Connection	411,364	7,017,870
Sterling Check [2,3]	191,700	2,137,455
TrueBlue [2]	261,036	4,646,441
TTEC Holdings	136,600	5,085,618
		37,979,234
Trading Companies & Distributors - 3.3%
Air Lease Cl. A	216,638	8,529,038
BlueLinx Holdings [2]	83,000	5,640,680
Herc Holdings	62,919	7,166,474
Hudson Technologies [2]	748,318	6,532,816
MRC Global [2]	517,200	5,027,184
NOW [2]	317,400	3,539,010
WESCO International	35,004	5,409,518
		41,844,720
Total		393,059,870

Information Technology – 19.5%
Communications Equipment - 3.9%
ADTRAN Holdings	395,600	6,274,216
Aviat Networks [2]	211,151	7,276,264
CalAmp Corporation [2,3]	1,003,200	3,601,488
Cambium Networks [2]	284,281	5,037,459
Comtech Telecommunications	507,017	6,327,572
Digi International [2]	151,102	5,089,115
DZS [2]	708,129	5,587,138
Infinera Corporation [2,3]	517,046	4,012,277
PCTEL [5]	1,045,793	4,423,705
Ribbon Communications [2]	366,100	1,252,062
		48,881,296
Electronic Equipment, Instruments & Components - 5.8%
Advanced Energy Industries	93,253	9,138,794
Arlo Technologies [2]	717,600	4,348,656
Avnet	68,600	3,100,720
Benchmark Electronics	291,400	6,903,266
Coherent [2]	134,200	5,110,336
CTS Corporation	215,714	10,669,214
Fabrinet [2]	53,129	6,309,600
Frequency Electronics	271,693	1,871,965
Identiv [2]	462,905	2,842,237
Knowles Corporation [2]	387,120	6,581,040
nLIGHT [2]	602,000	6,128,360
VIA optronics ADR [2]	802,732	2,167,376
Vishay Intertechnology	215,409	4,872,552
Vishay Precision Group [2]	98,388	4,108,683
		74,152,799
IT Services - 0.5%
Edgio [2]	901,800	713,414
Kyndryl Holdings [2]	379,200	5,596,992
		6,310,406
Semiconductors & Semiconductor Equipment - 6.4%
Alpha and Omega Semiconductor [2]	152,413	4,107,530
Amkor Technology	275,340	7,164,347
Amtech Systems [2]	666,484	6,358,257
Cohu [2]	286,076	10,982,458
FormFactor [2]	221,113	7,042,449
Ichor Holdings [2]	301,794	9,880,736
inTEST Corporation [2]	97,000	2,011,780
Kulicke & Soffa Industries	140,065	7,380,025
Onto Innovation [2]	88,419	7,770,262
Ultra Clean Holdings [2]	268,127	8,891,091
Veeco Instruments [2]	435,687	9,206,066
		80,795,001
Software - 1.4%
A10 Networks	396,326	6,139,089
Digital Turbine [2]	224,000	2,768,640
LiveRamp Holdings [2]	120,300	2,638,179
Marin Software [2]	595,767	542,446
SecureWorks Corp. Cl. A [2]	635,491	5,446,158
Viant Technology Cl. A [2,3]	206,600	898,710
		18,433,222
Technology Hardware, Storage & Peripherals - 1.5%
Avid Technology [2]	201,835	6,454,683
Immersion Corporation	630,147	5,633,514
Intevac [2]	987,202	7,236,191
		19,324,388
Total		247,897,112

Materials – 7.9%
Chemicals - 1.6%
Aspen Aerogels [2]	244,300	1,820,035
Huntsman Corporation	207,200	5,668,992
Livent Corporation [2,3]	268,800	5,838,336
Mativ Holdings	156,400	3,357,908
Tronox Holdings	263,100	3,783,378
		20,468,649
Construction Materials - 0.5%
Summit Materials Cl. A [2]	246,400	7,019,936
Containers & Packaging - 0.5%
TriMas Corporation	208,110	5,797,945
Metals & Mining - 5.3%
ATI [2]	253,314	9,995,770
Carpenter Technology	191,042	8,551,040
Century Aluminum [2]	305,510	3,055,100
Cleveland-Cliffs [2]	353,149	6,473,221
Commercial Metals	128,300	6,273,870
Ferroglobe [2]	1,333,471	6,587,347
Haynes International	165,361	8,282,932
Major Drilling Group International [2]	740,000	5,820,348
Noranda Aluminum Holding Corporation [2,4]	488,157	0
Olympic Steel	77,327	4,037,243
TimkenSteel Corporation [2]	419,700	7,697,298
		66,774,169
Total		100,060,699

Real Estate – 1.0%
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties	18,771	1,684,322
Real Estate Management & Development - 0.2%
Anywhere Real Estate [2]	425,720	2,247,801
Fathom Holdings [2]	127,000	539,750
		2,787,551
Retail REITs - 0.6%
Macerich Company	514,700	5,455,820
Tanger Factory Outlet Centers	115,300	2,263,339
		7,719,159
Total		12,191,032

TOTAL COMMON STOCKS
(Cost $1,056,761,252)		1,229,491,064

REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $33,978,965 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/31/25, valued at $34,654,457)
(Cost $33,974,888)		33,974,888

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield- 4.65%)
(Cost $2,234,157)	2,234,157	2,234,157

TOTAL INVESTMENTS – 99.8%
(Cost $1,092,970,297)		1,265,700,109

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		2,701,361

NET ASSETS – 100.0%		$1,268,401,470

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP SPECIAL EQUITY FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 80.5%

Communication Services – 3.9%
Media - 3.9%
TEGNA	1,815,000	$30,691,650
Total		30,691,650

Consumer Discretionary – 15.3%
Automobile Components - 5.0%
Standard Motor Products	1,050,000	38,755,500
Broadline Retail - 2.6%
Macy's	1,164,500	20,367,105
Diversified Consumer Services - 2.4%
H&R Block	542,000	19,105,500
Hotels, Restaurants & Leisure - 0.2%
Nathan's Famous	22,100	1,670,760
Household Durables - 0.9%
Ethan Allen Interiors	267,500	7,345,550
Leisure Products - 0.8%
Johnson Outdoors Cl. A	98,000	6,174,980
Textiles, Apparel & Luxury Goods - 3.4%
Movado Group	931,500	26,799,255
Total		120,218,650

Consumer Staples – 11.2%
Consumer Staples Distribution & Retail - 6.4%
Ingles Markets Cl. A	565,000	50,115,500
Food Products - 4.8%
John B. Sanfilippo & Son	387,100	37,517,732
Total		87,633,232

Energy – 0.6%
Energy Equipment & Services - 0.6%
RPC	654,500	5,033,105
Total		5,033,105

Financials – 5.2%
Capital Markets - 5.2%
Diamond Hill Investment Group	138,800	22,843,704
Federated Hermes Cl. B	304,000	12,202,560
GAMCO Investors Cl. A [1]	313,600	5,880,000
Total		40,926,264

Industrials – 23.5%
Building Products - 2.7%
Insteel Industries	412,400	11,472,968
UFP Industries	119,100	9,464,877
		20,937,845
Commercial Services & Supplies - 3.4%
Ennis	1,250,000	26,362,500
Electrical Equipment - 9.8%
Atkore [2]	119,400	16,773,312
Encore Wire	278,000	51,521,740
Preformed Line Products	68,800	8,809,152
		77,104,204
Machinery - 6.7%
Gencor Industries [2,5]	1,066,000	16,384,420
Hurco Companies [5]	580,000	14,685,600
Mueller Industries	292,500	21,492,900
		52,562,920
Professional Services - 0.9%
Resources Connection	430,000	7,335,800
Total		184,303,269

Information Technology – 8.6%
Electronic Equipment, Instruments & Components - 4.7%
Vishay Intertechnology	1,610,000	36,418,200
Semiconductors & Semiconductor Equipment - 3.9%
NVE Corporation [5]	368,000	30,540,320
Total		66,958,520

Materials – 8.5%
Chemicals - 3.4%
Huntsman Corporation	969,000	26,511,840
Construction Materials - 2.6%
United States Lime & Minerals	134,000	20,460,460
Metals & Mining - 0.5%
TimkenSteel Corporation [2]	213,000	3,906,420
Paper & Forest Products - 2.0%
Sylvamo Corporation	333,000	15,404,580
Total		66,283,300

Real Estate – 3.7%
Real Estate Management & Development - 3.7%
Marcus & Millichap	903,000	28,995,330
Total		28,995,330

TOTAL COMMON STOCKS
(Cost $491,686,732)		631,043,320

REPURCHASE AGREEMENT – 19.5%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $152,856,971 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/31/25, valued at $155,895,427)
(Cost $152,838,631)		152,838,631

TOTAL INVESTMENTS – 100.0%
(Cost $644,525,363)		783,881,951

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%		(326,006)

NET ASSETS – 100.0%		$783,555,945

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP TOTAL RETURN FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.8%

Communication Services – 2.9%
Entertainment - 0.9%
World Wrestling Entertainment Cl. A	88,448	$8,071,765
Interactive Media & Services - 2.0%
Ziff Davis [2]	240,520	18,772,586
Total		26,844,351

Consumer Discretionary – 9.9%
Automobile Components - 1.5%
Vitesco Technologies Group [1,2]	199,500	14,440,099
Hotels, Restaurants & Leisure - 1.1%
Denny's Corporation [2]	891,100	9,944,676
Household Durables - 1.8%
Helen of Troy [2]	180,900	17,216,253
Leisure Products - 1.0%
YETI Holdings [2]	237,600	9,504,000
Specialty Retail - 3.8%
Franchise Group Cl. A	597,501	16,281,902
JOANN [2]	1,453,952	2,311,784
OneWater Marine Cl. A [2]	601,109	16,813,019
		35,406,705
Textiles, Apparel & Luxury Goods - 0.7%
Levi Strauss & Co. Cl. A	357,547	6,518,082
Total		93,029,815

Energy – 5.1%
Energy Equipment & Services - 5.1%
Cactus Cl. A	202,459	8,347,385
Core Laboratories	546,400	12,048,120
Dril-Quip [2]	282,600	8,107,794
Oceaneering International [2]	102,933	1,814,709
Pason Systems	1,938,676	17,400,029
Total		47,718,037

Financials – 37.6%
Banks - 15.9%
Atlantic Union Bankshares	143,300	5,022,665
Bank of N.T. Butterfield & Son	408,823	11,038,221
BankUnited	476,547	10,760,431
BOK Financial	100,401	8,474,848
First Bancorp	150,800	5,356,416
First Bancshares (The)	411,209	10,621,529
First Citizens BancShares Cl. A	20,500	19,948,550
HBT Financial	294,272	5,803,044
Home BancShares	785,167	17,045,976
Independent Bank Group	337,699	15,652,349
Origin Bancorp	343,028	11,028,350
TowneBank	395,948	10,552,014
UMB Financial	103,070	5,949,200
Valley National Bancorp	1,326,921	12,260,750
		149,514,343
Capital Markets - 5.9%
Artisan Partners Asset Management Cl. A	209,403	6,696,708
Moelis & Company Cl. A	199,737	7,677,891
NewtekOne [5]	1,288,549	16,493,427
Tel Aviv Stock Exchange [1,2]	3,625,200	15,862,546
TMX Group	87,204	8,807,507
		55,538,079
Financial Services - 3.0%
Compass Diversified Holdings	828,412	15,806,101
Repay Holdings Cl. A [2]	1,812,678	11,909,294
		27,715,395
Insurance - 12.8%
AMERISAFE	97,409	4,768,171
Assured Guaranty	153,600	7,721,472
Axis Capital Holdings	348,697	19,010,960
First American Financial	154,345	8,590,843
International General Insurance Holdings [5]	2,781,497	23,058,610
James River Group Holdings	366,003	7,557,962
ProAssurance Corporation	514,865	9,514,705
RenaissanceRe Holdings	96,391	19,310,973
Skyward Specialty Insurance Group [2]	342,000	7,479,540
Stewart Information Services	316,304	12,762,866
		119,776,102
Total		352,543,919

Industrials – 19.2%
Building Products - 2.3%
Simpson Manufacturing	76,100	8,343,604
UFP Industries	169,399	13,462,138
		21,805,742
Commercial Services & Supplies - 0.6%
Healthcare Services Group [2]	434,575	6,027,555
Machinery - 4.4%
Allison Transmission Holdings	176,600	7,989,384
Crane NXT	42,339	4,805,477
Douglas Dynamics	424,979	13,552,580
Lincoln Electric Holdings	16,066	2,716,761
Timken Company (The)	144,013	11,768,742
		40,832,944
Professional Services - 3.0%
Barrett Business Services	146,627	12,997,017
KBR	273,654	15,064,653
		28,061,670
Trading Companies & Distributors - 8.9%
Air Lease Cl. A	462,200	18,196,814
Applied Industrial Technologies	94,560	13,439,813
FTAI Aviation	727,800	20,349,288
Global Industrial	232,064	6,228,598
MRC Global [2]	968,400	9,412,848
MSC Industrial Direct Cl. A	94,310	7,922,040
NOW [2]	672,200	7,495,030
		83,044,431
Total		179,772,342

Information Technology – 12.2%
Electronic Equipment, Instruments & Components - 3.3%
Avnet	133,709	6,043,647
Vontier Corporation	928,953	25,397,575
		31,441,222
IT Services - 3.2%
Hackett Group (The)	898,909	16,611,838
Kyndryl Holdings [2]	879,800	12,985,848
		29,597,686
Semiconductors & Semiconductor Equipment - 1.4%
Kulicke & Soffa Industries	151,184	7,965,885
MKS Instruments	56,905	5,042,921
		13,008,806
Software - 4.3%
Sapiens International	947,077	20,570,512
Teradata Corporation [2]	502,367	20,235,343
		40,805,855
Total		114,853,569

Materials – 6.3%
Chemicals - 2.7%
Element Solutions	882,066	17,032,694
Minerals Technologies	135,480	8,185,702
		25,218,396
Containers & Packaging - 3.6%
Graphic Packaging Holding Company	411,460	10,488,116
Silgan Holdings	209,771	11,258,410
TriMas Corporation	440,740	12,279,016
		34,025,542
Total		59,243,938

Real Estate – 1.6%
Real Estate Management & Development - 1.6%
Kennedy-Wilson Holdings	900,697	14,942,563
Total		14,942,563

TOTAL COMMON STOCKS
(Cost $810,821,462)		888,948,534

PREFERRED STOCK – 2.1%
Information Technology – 2.1%
Electronic Equipment, Instruments & Components - 2.1%
Coherent Series A Conv.	110,424	19,323,096
(Cost $26,049,857)		19,323,096

REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $31,405,725 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/31/25, valued at $32,030,092) (Cost $31,401,956)		31,401,956

TOTAL INVESTMENTS – 100.2%
(Cost $868,273,275)		939,673,586

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(1,551,040)

NET ASSETS – 100.0%		$938,122,546

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Communication Services – 3.9%
Entertainment - 1.2%
SciPlay Corporation Cl. A [2]	82,264	$1,395,197
Media - 2.7%
Entravision Communications Cl. A	180,211	1,090,277
Saga Communications Cl. A	49,604	1,102,697
TEGNA	52,400	886,084
		3,079,058
Total		4,474,255

Consumer Discretionary – 18.5%
Diversified Consumer Services - 1.2%
Lincoln Educational Services [2]	233,476	1,321,474
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands	69,700	1,787,805
Household Durables - 2.3%
M/I Homes [2]	17,121	1,080,164
PulteGroup	27,200	1,585,216
		2,665,380
Leisure Products - 1.1%
Malibu Boats Cl. A [2]	12,390	699,415
MasterCraft Boat Holdings [2]	18,067	549,779
		1,249,194
Specialty Retail - 5.1%
Buckle (The)	907	32,371
Chico's FAS [2]	168,100	924,550
Container Store Group (The) [2]	88,689	304,203
Destination XL Group [2]	113,500	625,385
Haverty Furniture	26,415	842,903
Lazydays Holdings [2]	47,442	553,648
OneWater Marine Cl. A [2]	25,788	721,290
Shoe Carnival	61,283	1,571,909
Williams-Sonoma	1,900	231,154
		5,807,413
Textiles, Apparel & Luxury Goods - 7.2%
Carter's	16,700	1,201,064
Kontoor Brands	33,700	1,630,743
Movado Group	46,601	1,340,711
Skechers U.S.A. Cl. A [2]	27,100	1,287,792
Steven Madden	42,500	1,530,000
Tapestry	28,300	1,220,013
		8,210,323
Total		21,041,589

Consumer Staples – 2.5%
Consumer Staples Distribution & Retail - 2.5%
Ingles Markets Cl. A	15,975	1,416,983
Village Super Market Cl. A	63,999	1,464,297
Total		2,881,280

Energy – 8.0%
Oil, Gas & Consumable Fuels - 8.0%
Chord Energy	12,052	1,622,199
Civitas Resources	25,100	1,715,334
Dorchester Minerals L.P.	55,104	1,669,100
Matador Resources	25,900	1,234,135
Riley Exploration Permian	44,230	1,683,394
SilverBow Resources [2,3]	53,996	1,233,809
Total		9,157,971

Financials – 14.6%
Banks - 9.4%
Citizens Community Bancorp	71,173	755,145
CNB Financial	64,458	1,237,594
Financial Institutions	22,336	430,638
First United	6,705	113,046
Landmark Bancorp	14,446	298,454
Mid Penn Bancorp	43,308	1,109,118
National Bankshares	15,995	503,203
Princeton Bancorp	29,137	924,226
Riverview Bancorp	109,605	585,291
Timberland Bancorp	53,249	1,438,788
TrustCo Bank Corp NY	36,834	1,176,478
Unity Bancorp	56,935	1,298,687
Western New England Bancorp	98,487	808,578
		10,679,246
Capital Markets - 2.5%
Evercore Cl. A	16,442	1,897,078
Houlihan Lokey Cl. A	5,190	454,073
Moelis & Company Cl. A	13,132	504,794
		2,855,945
Financial Services - 1.1%
International Money Express [2]	47,100	1,214,238
Insurance - 1.6%
Tiptree	126,696	1,845,961
Total		16,595,390

Health Care – 6.5%
Biotechnology - 2.2%
Catalyst Pharmaceuticals [2,3]	68,663	1,138,432
Ironwood Pharmaceuticals Cl. A [2]	131,634	1,384,790
		2,523,222
Health Care Providers & Services - 2.9%
Cross Country Healthcare [2]	58,957	1,315,920
Ensign Group (The)	6,091	581,934
Molina Healthcare [2]	5,240	1,401,648
		3,299,502
Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals [2]	5,600	210,000
SIGA Technologies	249,963	1,437,287
		1,647,287
Total		7,470,011

Industrials – 19.2%
Air Freight & Logistics - 1.3%
Hub Group Cl. A [2]	18,112	1,520,321
Building Products - 3.0%
Insteel Industries	35,517	988,083
Quanex Building Products	58,795	1,265,856
UFP Industries	14,800	1,176,156
		3,430,095
Construction & Engineering - 2.9%
Northwest Pipe [2]	39,369	1,229,494
Sterling Infrastructure [2]	55,066	2,085,900
		3,315,394
Electrical Equipment - 1.8%
Preformed Line Products	15,559	1,992,174
Ground Transportation - 4.7%
ArcBest Corporation	18,428	1,703,116
Schneider National Cl. B	69,850	1,868,488
Universal Logistics Holdings	21,934	639,376
Werner Enterprises	25,976	1,181,648
		5,392,628
Professional Services - 4.9%
Barrett Business Services	16,394	1,453,164
IBEX [2]	40,956	999,327
Kforce	4,795	303,236
Korn Ferry	18,164	939,805
Mastech Digital [2]	25,778	317,714
Resources Connection	90,815	1,549,304
		5,562,550
Trading Companies & Distributors - 0.6%
Veritiv	4,593	620,698
Total		21,833,860

Information Technology – 22.5%
Communications Equipment - 1.1%
Aviat Networks [2]	35,442	1,221,331
Electronic Equipment, Instruments & Components - 14.6%
ePlus [2]	31,034	1,521,907
Flex [2]	91,781	2,111,881
Insight Enterprises [2]	15,007	2,145,401
Jabil	25,775	2,272,324
Kimball Electronics [2]	79,067	1,905,515
PC Connection	28,015	1,259,554
Sanmina Corporation [2]	30,940	1,887,031
TD SYNNEX	16,966	1,642,139
Vishay Intertechnology	83,304	1,884,336
		16,630,088
IT Services - 0.9%
Computer Task Group [2]	136,616	990,466
Semiconductors & Semiconductor Equipment - 4.7%
Alpha and Omega Semiconductor [2]	46,200	1,245,090
Amkor Technology	60,957	1,586,101
Cohu [2]	29,609	1,136,690
Kulicke & Soffa Industries	10,465	551,401
Ultra Clean Holdings [2]	24,651	817,427
		5,336,709
Software - 1.2%
Adeia	160,219	1,419,541
Total		25,598,135

Real Estate – 1.0%
Real Estate Management & Development - 1.0%
RMR Group (The) Cl. A	42,456	1,114,045
Total		1,114,045

TOTAL COMMON STOCKS
(Cost $90,615,759)	110,166,536

REPURCHASE AGREEMENT – 4.3%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $4,901,184 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/31/25, valued at $4,998,638)
(Cost $4,900,596)	4,900,596

TOTAL INVESTMENTS – 101.0%
(Cost $95,516,355)	115,067,132

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%	(1,143,085)

NET ASSETS – 100.0%	$113,924,047

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

MARCH 31, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.6%

Consumer Discretionary – 8.1%
Broadline Retail - 1.6%
Ollie's Bargain Outlet Holdings [2]	51,000	$2,954,940
Hotels, Restaurants & Leisure - 3.1%
Bragg Gaming Group [2]	300,000	1,065,483
DraftKings Cl. A [2]	83,000	1,606,880
Texas Roadhouse	30,000	3,241,800
		5,914,163
Leisure Products - 2.0%
Topgolf Callaway Brands [2]	175,000	3,783,500
Specialty Retail - 0.7%
Lithia Motors	6,000	1,373,580
Textiles, Apparel & Luxury Goods - 0.7%
Canada Goose Holdings [2,3]	64,000	1,232,000
Total		15,258,183

Consumer Staples – 5.5%
Beverages - 3.1%
Celsius Holdings [2]	44,000	4,089,360
MGP Ingredients	19,000	1,837,680
		5,927,040
Food Products - 2.4%
Freshpet [2,3]	67,000	4,434,730
Total		10,361,770

Energy – 0.5%
Energy Equipment & Services - 0.5%
Cactus Cl. A	24,000	989,520
Total		989,520

Financials – 4.1%
Banks - 3.4%
Atlantic Union Bankshares	58,000	2,032,900
Seacoast Banking Corporation of Florida	106,000	2,512,200
Webster Financial	47,000	1,852,740
		6,397,840
Financial Services - 0.7%
Cantaloupe [2]	247,000	1,407,900
Total		7,805,740

Health Care – 29.1%
Biotechnology - 4.5%
ARS Pharmaceuticals [2,3]	131,000	852,810
Avid Bioservices [2]	125,000	2,345,000
Halozyme Therapeutics [2]	45,000	1,718,550
MeiraGTx Holdings [2]	146,337	756,563
PureTech Health [1,2]	1,046,000	2,863,186
		8,536,109
Health Care Equipment & Supplies - 18.5%
Alphatec Holdings [2]	346,000	5,397,600
Axonics [2]	58,000	3,164,480
InMode [2]	110,000	3,515,600
Inspire Medical Systems [2]	16,488	3,859,346
Lantheus Holdings [2]	58,000	4,788,480
SI-BONE [2]	132,000	2,596,440
STAAR Surgical [2]	39,000	2,494,050
TransMedics Group [2]	99,000	7,497,270
ViewRay [2]	468,000	1,619,280
		34,932,546
Health Care Providers & Services - 5.1%
DocGo [2]	249,000	2,153,850
Hims & Hers Health Cl. A [2]	220,000	2,182,400
Privia Health Group [2]	97,000	2,678,170
Progyny [2]	81,000	2,601,720
		9,616,140
Life Sciences Tools & Services - 1.0%
CryoPort [2]	34,198	820,752
MaxCyte [2,3]	210,000	1,039,500
		1,860,252
Total		54,945,047

Industrials – 19.5%
Aerospace & Defense - 1.6%
AeroVironment [2]	33,000	3,024,780
Air Freight & Logistics - 2.0%
GXO Logistics [2]	73,000	3,683,580
Commercial Services & Supplies - 3.7%
ACV Auctions Cl. A [2,3]	318,000	4,105,380
VSE Corporation	66,000	2,963,400
		7,068,780
Electrical Equipment - 1.9%
Enovix Corporation [2,3]	86,000	1,282,260
Shoals Technologies Group Cl. A [2]	102,000	2,324,580
		3,606,840
Machinery - 4.3%
ATS Corporation [2]	113,000	4,731,535
Chart Industries [2]	19,000	2,382,600
Symbotic Cl. A [2,3]	41,500	947,860
		8,061,995
Professional Services - 1.0%
ASGN [2]	22,000	1,818,740
Trading Companies & Distributors - 5.0%
Distribution Solutions Group [2]	134,000	6,091,640
FTAI Aviation	88,000	2,460,480
Xometry Cl. A [2,3]	57,000	853,290
		9,405,410
Total		36,670,125

Information Technology – 27.1%
Communications Equipment - 1.2%
Clearfield [2,3]	27,500	1,280,950
Genasys [2]	328,000	967,600
		2,248,550
Electronic Equipment, Instruments & Components - 5.9%
Evolv Technologies Holdings [2,3]	329,000	1,026,480
Iteris [2]	803,474	3,768,293
Napco Security Technologies [2]	166,000	6,238,280
		11,033,053
Semiconductors & Semiconductor Equipment - 10.1%
Aehr Test Systems [2]	86,000	2,667,720
Ambarella [2]	25,000	1,935,500
AXT [2]	216,400	861,272
Credo Technology Group Holding [2]	83,000	781,860
Impinj [2]	53,555	7,257,774
indie Semiconductor Cl. A [2]	134,000	1,413,700
Silicon Laboratories [2]	24,000	4,202,160
		19,119,986
Software - 8.7%
Agilysys [2]	53,000	4,373,030
Descartes Systems Group (The) [2]	41,033	3,307,670
JFrog [2]	113,000	2,226,100
Marin Software [2]	200,000	182,100
Paylocity Holding Corporation [2]	7,786	1,547,701
Sprout Social Cl. A [2,3]	54,000	3,287,520
Vertex Cl. A [2]	71,000	1,468,990
		16,393,111
Technology Hardware, Storage & Peripherals - 1.2%
Stratasys [2]	133,000	2,198,490
Total		50,993,190

Materials – 3.1%
Chemicals - 0.8%
Bioceres Crop Solutions [2,3]	133,000	1,544,130
Metals & Mining - 2.3%
AMG Advanced Metallurgical Group [1]	102,589	4,376,140
Total		5,920,270

Real Estate – 0.6%
Office REITs - 0.6%
Postal Realty Trust Cl. A	70,000	1,065,400
Total		1,065,400

TOTAL COMMON STOCKS
(Cost $145,208,666)		184,009,245

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corporation, 1.44% dated 3/31/23, due 4/3/23, maturity value $4,240,155 (collateralized by obligations of U.S. Government Agencies, 3.875% due 3/31/25, valued at $4,324,527)
(Cost $4,239,646)		4,239,646

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.1%
Money Market Funds
Federated Hermes Government Obligations
Fund - Institutional Shares (7 day yield-4.65%)
(Cost $3,946,488)	3,946,488	3,946,488

TOTAL INVESTMENTS – 101.9%
(Cost $153,394,800)		192,195,379

LIABILITIES LESS CASH AND OTHER ASSETS – (1.9)%		(3,674,317)

NET ASSETS – 100.0%		$188,521,062

ADR – American Depository Receipt
SPDR – Standard & Poor’s Depository Receipt
[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[2]	Non-income producing.
[3]	All or a portion of these securities were on loan as of March 31, 2023.
[4]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[5]	As of March 31, 2023, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

As of March 31, 2023, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

	Tax Basis	Net Unrealized Appreciation	Gross Unrealized
	Cost	(Depreciation)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$27,151,231	$33,824,917	$34,216,396	$391,479
Royce Global Financial Services Fund	16,496,403	9,556,216	10,895,050	1,338,834
Royce International Premier Fund	795,371,024	(16,999,895)	81,151,683	98,151,578
Royce Micro-Cap Fund	239,322,240	53,143,091	90,571,950	37,428,859
Royce Pennsylvania Mutual Fund	1,210,810,743	446,064,149	519,968,621	73,904,472
Royce Premier Fund	823,599,461	522,230,812	538,509,811	16,278,999
Royce Small-Cap Opportunity Fund	1,099,955,559	165,744,550	297,050,022	131,305,472
Royce Small-Cap Special Equity Fund	644,534,988	139,346,963	150,011,705	10,664,742
Royce Small-Cap Total Return Fund	872,463,583	67,210,003	128,530,889	61,320,886
Royce Small-Cap Value Fund	95,704,706	19,362,426	24,238,427	4,876,001
Royce Smaller-Companies Growth Fund	153,566,811	38,628,568	49,770,155	11,141,587

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Dividend Value Fund, Royce Global Financial Services Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund (the “Fund” or “Funds”), are the eleven series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Equity securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of March 31, 2023. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$52,839,212	$7,979,455	$–	$60,818,667
Repurchase Agreement	–	157,481	–	157,481
Royce Global Financial Services Fund
Common Stocks	20,900,320	4,168,532	–	25,068,852
Diversified Investment Companies	530,809	–	–	530,809
Repurchase Agreement	–	452,958	–	452,958
Royce International Premier Fund
Common Stocks	58,286,820	658,070,827	–	716,357,647
Preferred Stocks	–	18,572,351	–	18,572,351
Repurchase Agreement	–	43,441,131	–	43,441,131
Royce Micro-Cap Fund
Common Stocks	276,587,757	6,879,141	0	283,466,898
Repurchase Agreement	–	8,599,367	–	8,599,367
Money Market Fund/Collateral Received for Securities Loaned	399,066	–	–	399,066
Royce Pennsylvania Mutual Fund
Common Stocks	1,621,815,792	1,145,759	–	1,622,961,551
Repurchase Agreement	–	31,521,991	–	31,521,991
Money Market Fund/Collateral Received for Securities Loaned	2,391,350	–	–	2,391,350
Royce Premier Fund
Common Stocks	1,265,869,928	–	–	1,265,869,928
Repurchase Agreement	–	79,960,345	–	79,960,345
Royce Small-Cap Opportunity Fund
Common Stocks	1,228,169,425	1,321,639	0	1,229,491,064
Repurchase Agreement	–	33,974,888	–	33,974,888
Money Market Fund/Collateral Received for Securities Loaned	2,234,157	–	–	2,234,157
Royce Small-Cap Special Equity Fund
Common Stocks	625,163,320	5,880,000	–	631,043,320
Repurchase Agreement	–	152,838,631	–	152,838,631
Royce Small-Cap Total Return Fund
Common Stocks	858,645,889	30,302,645	–	888,948,534
Preferred Stocks	19,323,096	–	–	19,323,096
Repurchase Agreement	–	31,401,956	–	31,401,956
Royce Small-Cap Value Fund
Common Stocks	110,166,536	–	–	110,166,536
Repurchase Agreement	–	4,900,596	–	4,900,596
Royce Smaller-Companies Growth Fund
Common Stocks	176,769,919	7,239,326	–	184,009,245
Repurchase Agreement	–	4,239,646	–	4,239,646
Money Market Fund/Collateral Received for Securities Loaned	3,946,488	–	–	3,946,488

Level 3 Reconciliation:					Unrealized Gain (Loss)
	Balance as of 12/31/22	Purchases	Sales	Realized Gain (Loss)	Currently Held Securities	Securities No Longer Held	Balance as of 3/31/23
Royce Micro-Cap Fund
Common Stocks	$0	$–	$–	$–	$0	$–	$0
Royce Small-Cap Opportunity Fund
Common Stocks	0	–	–	–	0	–	0

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of March 31, 2023, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of March 31, 2023:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$399,066	$(394,909)	$4,157
Royce Pennsylvania Mutual Fund	2,391,350	(2,399,051)	(7,701)
Royce Small-Cap Opportunity Fund	2,234,157	(2,270,837)	(36,680)
Royce Smaller-Companies Growth Fund	3,946,488	(3,963,586)	(17,098)

1The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of March 31, 2023:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$916,476	$(894,938)	$21,538
Royce Pennsylvania Mutual Fund	17,341,983	(16,874,861)	467,122
Royce Small-Cap Opportunity Fund	14,651,689	(14,244,481)	407,208
Royce Small-Cap Value Fund	1,768,447	(1,724,562)	43,885
Royce Smaller-Companies Growth Fund	4,823,583	(4,721,160)	102,423

Transactions in Affiliated Companies:

An "Affiliated Company," as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company's outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2023:

Affiliated Company[1]	Shares 12/31/22	Market Value 12/31/22	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 3/31/23	Market Value 3/31/23
Royce Small-Cap Opportunity Fund
Industrials – 0.0%
Construction & Engineering – 0.0%
Limbach Holdings2,[3]	654,981	$6,818,352	$–	$2,392,697	$779,282	$3,174,854	$–	n/a	n/a
		6,818,352			779,282	3,174,854	–
Information Technology – 0.3%
Communications Equipment – 0.3%
PCTEL[4]	1,044,693	4,492,180	5,255	–	–	(73,730)	57,519	1,045,793	$4,423,705
		4,492,180			–	(73,730)	57,519		4,423,705
		11,310,532			779,282	3,101,124	57,519		4,423,705

Royce Small-Cap Special Equity Fund
Consumer Discretionary – 0.0%
Automobile Components – 0.0%
Standard Motor Products[2]	1,188,000	41,342,400	–	5,283,059	(747,870)	3,444,029	335,820	n/a	n/a
		41,342,400			(747,870)	3,444,029	335,820
Industrials – 4.0%
Machinery – 4.0%
Gencor Industries3,[4]	1,066,000	10,766,600	–	–	–	5,617,820	–	1,066,000	16,384,420
Hurco Companies[4]	580,000	15,155,400	–	–	–	(469,800)	92,800	580,000	14,685,600
		25,922,000			–	5,148,020	92,800		31,070,020
Information Technology – 3.9%
Semiconductors & Semiconductor Equipment – 3.9%
NVE Corporation[4]	371,500	24,054,625	–	261,371	5,601	6,741,465	370,000	368,000	30,540,320
		24,054,625			5,601	6,741,465	370,000		30,540,320
		91,319,025			(742,269)	15,333,514	798,620		61,610,340

Royce Small-Cap Total Return Fund
Financials – 4.3%
Capital Markets – 1.8%
NewtekOne[4]	471,100	7,655,375	14,341,030	1,337,707	55,053	(4,220,324)	–	1,288,549	16,493,427
Insurance – 2.5%
International General
Insurance Holdings[4]	2,747,997	21,983,976	278,340	–	–	796,294	–	2,781,497	23,058,610
		29,639,351			55,053	(3,424,030)	–		39,552,037

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Fund's net assets.
[2]	Not an Affiliated Company as of March 31, 2023.
[3]	Non-income producing.

[4]	As of March 31, 2023, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).